Nature of Operations, Basis of Presentation and Significant Accounting Policies - Schedule of Fair Value Liability of Price Adjustable Warrants Determined by Level 3 (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Balance	$ 141,723
Fair value of warrant issued
Exercise of warrants
Change in fair value included in consolidated statement of operations	103,072		75,100
Balance	$ 244,795		$ 141,723